RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
The following table sets forth the total compensation to our Board of Directors, Group Chief Executive Officer (“Group CEO”), Group Chief Financial Officer (“Group CFO”) and Group General Counsel (“Group GC”), who are considered to be key management personnel (“KMP”) of the Company, as defined by IAS 24, Related Party Disclosures:

	2025	2024	2023

Short-term employee benefits	9	9	11
Share-based payment*	13	19	11
Termination benefits	—	—	—
Total compensation to the Board of Directors and key management personnel	22	28	22
*Share-based payment represents the expense as recognized in accordance with IFRS 2, Share based payments, under VEON Ltd.’s Deferred Share Plan, Short-Term Incentive Plan and Long Term Incentive Plans as described in Note 5—Share-based payments of these consolidated financial statements.

Schedule of compensation paid to group executive committee
The following table sets forth the total remuneration expense to the KMP for the periods indicated. For further details on compensation and changes to the Board of Directors and KMP, please refer to the explanatory notes below.

	Kaan Terzioglu	Other KMP
	Group CEO	Group CFO and Group GC
2025
Short-term employee benefits	$4	$2
Long-term employee benefits	—	—
Share-based payments *	4	3
Termination benefits	—	—
Total remuneration expense	8	5

2024
Short-term employee benefits	4	3
Long-term employee benefits	—	—
Share-based payments **	6	3
Termination benefits	—	—
Total remuneration expense	10	6
* The share-based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards, LTIP and UIP market condition-based awards granted in 2024 and 2025, which will vest on December 31, 2026 and December 31, 2027, respectively. It also includes LTIP market condition-based award granted in 2023 that vested as of December 31, 2025 as the market condition was determined to have been satisfied. Refer to Note 5 - Share-based payments of these consolidated financial statements for further discussion of the awards and share based payment accounting policies.
** The share based payment expense as shown above is recognized in accordance with IFRS 2. This expense includes DSP awards and LTIP market condition-based awards granted in 2023 and 2024, having a vesting date of December 31, 2025 and December 31, 2026, respectively. It also includes LTIP market condition-based awards granted in 2021 and 2022 that did not vest as of December 31, 2023 and December 31, 2024, respectively, as the market condition was not satisfied. Accordingly, the recipients did not receive these awards. Refer to Note 5 - Share-based payments of these consolidated financial statements for further discussion of the awards and share-based payment accounting policies.